Note 7 - Related Party Transactions (Tables)	12 Months Ended
Jul. 31, 2013
Related Party Transactions [Abstract]
Schedule of Management Fees
Management Fee:		Fiscal Year ended July 31, 2013	Fiscal Year ended July 31, 2012
President, CEO, Director	Mr. Rick Walchuk	$60,000	$60,000
Former Director	Mr. Michael Soursos*	33,000	36,000
		$93,000	$96,000

Schedule of Changes in Related Party Accounts Payable and Accrued Liabilities
		President, CEO, Director	Former Director
		Mr. Rick Walchuk	Mr. Michael Soursos*	Total
Accounts payable and accrued liabilities
Balance, July 31, 2012		$329,204	$74,158	$403,362
Additional:	Management fee	60,000	33,000	93,000
	Accrued interest	2,638	-	2,638
	Foreign exchange adjustment	-	227	227
Deduction:	Debt settlement	(386,842)	(107,385)	(494,227)
Balance, July 31, 2013		$5,000	$-	$5,000

Schedule of Related Party Loans Payable
		President, CEO, Director
		Mr. Rick Walchuk
Loan payable
Balance, July 31, 2012		$58,179
Additional:	advanced	30,419
Deduction:	Debt settlement	(58,179)
Balance, July 31, 2013		$30,419